DISTRIBUTION OF PROFIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
DISTRIBUTION OF PROFIT [Abstract]
Appropriations to general reserve as a percentage of profit after tax, minimum	10.00%
Restricted net assets of PRC subsidiaries	$ 849,920,907	$ 757,771,236